Condensed Cosolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net income (loss)	$ (19,454)	$ (41,610)	$ (54,211)	$ (56,956)
Actuarial gains and losses	791	137	1,218	577
Other comprehensive income (loss) that will not be reclassified subsequently to income or loss	791	137	1,218	577
Currency translation adjustment	(8,870)	2,714	(11,978)	(6,969)
Commodity derivative contracts	0	0
Other comprehensive income (loss) that will be reclassified subsequently to income or loss	(8,870)	2,714	(11,978)	(6,969)
Total Comprehensive income (loss)	(27,533)	(38,759)	(64,971)	(63,348)
Attributable to shareholders of Cellectis	(26,521)	(37,034)	(61,246)	(56,661)
Attributable to non-controlling interests	$ (1,011)	$ (1,725)	$ (3,725)	$ (6,688)